Fair Value Measurements (Carrying Amount And Fair Value Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Energy recovery bond, principal outstanding		$ 423
Carrying Amount [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	349	349
Energy recovery bond, principal outstanding	0	423
Carrying Amount [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	11,645	10,545
Estimate Of Fair Value [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	371	380
Energy recovery bond, principal outstanding	0	433
Estimate Of Fair Value [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	$ 13,946	$ 12,543